Available-For-Sale Securities (Schedule Of Available-For-Sale Investment Securities Gross Gains And Gross Losses Realized) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-For-Sale Securities [Abstract]
Realized gains									$ 1,874	$ 9,951	$ 4,249
Realized losses									(82)	(119)	(1,910)
Net realized gains									1,792	9,832	2,339
Other than temporary impairment charges											(2,607)
Gains (losses) on available- for-sale securities, net	309	225	1,152	106	159	9,235	46	392	1,792	9,832	(268)
Proceeds from sales of available-for-sale securities, net									$ 1,265,046	$ 710,290	$ 1,273,634